Cover	Feb. 16, 2023
Cover [Abstract]
Entity Registrant Name	SHARPLINK GAMING LTD.
Entity Central Index Key	0001025561
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by the registrant on February 16, 2023 (the “Original Form 8-K”). This amended Current Report fixes a technical error with the links to Exhibits 4.1 and 10.1 to 10.18. The information disclosed in the Original Form 8-K and the exhibits is unchanged.
Entity Emerging Growth Company	false
Document Period End Date	Feb. 16, 2023
Entity Incorporation State Country Code	L3
Entity Tax Identification Number	98-1657258
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	333 Washington Avenue North
Entity Address Address Line 2	Suite 104
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55402
City Area Code	612
Local Phone Number	293-0619